Lease Transactions (Maturity of the Lease Payment Receivables of Direct Financing Lease Transactions) (Detail) - Direct Financing Lease [Member] ¥ in Millions	Sep. 30, 2019 JPY (¥)
Lease receivables: Direct financing lease, maturities in
2020 (excluding these six months ended September 30, 2019)	¥ 328,477
2021	490,312
2022	392,828
2023	307,340
2024	222,265
2025 and thereafter	315,794
Total undiscounted cash flows	2,057,016
Difference between undiscounted cash flows and the lease receivables recognized on balance sheet	(278,776)
Amount on balance sheet	¥ 1,778,240